Description of Organization and Business Operations - Liquidity and Capital Resources (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 08, 2019	Sep. 30, 2020	Dec. 31, 2019
Initial Public Offering
Income available outside of the Trust Account		$ 1,000,000	$ 1,600,000
Investment income available in the Trust Account		5,800,000	4,600,000
Maximum reduction in interest to pay dissolution expenses	$ 100,000	100,000	100,000
Working capital surplus		200,000	1,600,000
Note payable to related party		250,000	250,000
Advance from related party		2,000	2,000
Net proceeds not held in Trust Account		2,000,000	2,000,000
Maximum working capital loans which may be converted to warrants		$ 1,500,000	$ 1,500,000
Exercise price of warrant (in dollars per share)		$ 1.00	$ 1.00
Outstanding borrowings under working capital loans		$ 0	$ 0
Sponsor
Initial Public Offering
Annual limit of amount released to the Company to fund working capital requirements		$ 25,000	$ 25,000